UNAUDITED INTERIM CONDENSED AND CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Statement of comprehensive income [abstract]
Net (loss) income		$ 184	$ 773	$ 998	$ 916
Items that will not be reclassified subsequently to profit or loss:
Revaluation of asset retirement obligation		1	0	(13)	(3)
Unrealized actuarial (losses) gains		(1)	0	34	14
Taxes on the above items		0	0	(6)	(4)
Share of (losses) income from investments in associates and joint ventures		(1)	2	(3)	2
Other comprehensive income that will not be reclassified to profit or loss, net of tax		(1)	2	12	9
Items that may be reclassified subsequently to profit or loss:
Foreign currency translation		(145)	541	(586)	743
Cash flow hedge		13	40	189	(64)
Net investment hedge		11	(12)	18	(19)
Taxes on the above items		8	(38)	2	8
Share of income (losses) from investments in associates and joint ventures		15	11	126	(153)
Other comprehensive income that will be reclassified to profit or loss, net of tax		(98)	542	(251)	515
Total other comprehensive (loss) income		(99)	544	(239)	524
Comprehensive income		85	1,317	759	1,440
Attributable to:
Limited partners		(72)	299	(40)	216
General partner		73	68	147	133
Non-controlling interest attributable to:
Redeemable Partnership Units held by Brookfield		(30)	125	(17)	89
BIPC exchangeable shares		(21)	72	(12)	52
Exchangeable units	[1]	0	4	1	4
Interest of others in operating subsidiaries		$ 135	$ 749	$ 680	$ 946

[1]	Includes non-controlling interest attributable to Exchange LP units and BIPC exchangeable LP units.